Acquisitions (Details) $ / shares in Units, shares in Millions, $ in Millions								1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 14, 2015 USD ($) $ / shares shares	Dec. 11, 2015 USD ($) $ / shares shares	Nov. 24, 2015 USD ($)	Oct. 07, 2014 USD ($)	Nov. 13, 2013 USD ($) $ / shares shares	Oct. 31, 2013 USD ($)	Oct. 08, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 02, 2014
Business Acquisition [Line Items]
Restricted Cash and Cash Equivalents, Current								$ 657		$ 657	$ 329
Proceeds from Issuance of Debt										$ 2,472	0	$ 2,753
Document Period End Date										Dec. 31, 2015
Goodwill								12,079	$ 9,189	$ 12,079	8,535	9,189
Business Acquisition, Pro Forma Revenue Less Transaction Based Expenses										4,308	4,097	3,981
Business Acquisition, Pro Forma Net Income (Loss)										1,379	$ 1,096	$ 998
Interactive Data [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	$ 5,634
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	2,888
Total purchase price	6,000
Payments to Acquire Businesses, Gross	$ 4,100
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Shares | shares	6.5
Cash Acquired from Acquisition	$ 301
Payments of Debt Extinguishment Costs	2,600
Business Combination, Consideration Transferred, Equity Interest Issued or Issuable, Fair Value	$ 2,000
Business Acquisition, Share Price | $ / shares	$ 244.48
Goodwill	$ 3,200
Finite-lived Intangible Assets Acquired										2,888
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								46
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual								$ 5
TRAYPORT [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		$ 620
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		274
Indefinite-lived Intangible Assets Acquired										$ 18
Total purchase price		$ 1,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Shares | shares		2.5
Business Acquisition, Share Price | $ / shares		$ 245.26
Goodwill		$ 389
NYSE Euronext [Member]
Business Acquisition [Line Items]
Business Acquisition Purchase Consideration Payable In Cash Per Share | $ / shares					$ 2,700,000,000
Total purchase price					$ 11,089
Payments to Acquire Businesses, Gross					2,700
Equity interest issued					$ 8,300
Business Acquisition, Share Price | $ / shares					$ 197.80
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares					42.4
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual									208
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual									$ 30
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]										21	99	44
SuperDerivatives [Member]
Business Acquisition [Line Items]
Total purchase price				$ 358
Holland Clearing House N.V. [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired													75.00%
Business Acquisition, Percentage of Voting Interests Retained by Third Party													0.25
Other Intangible Assets [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life					23 years
Other Intangible Assets [Member] | TRAYPORT [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life					19 years
Customer Relationships [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life					25 years
Finite-lived Intangible Assets Acquired										$ 2,469
Customer Relationships [Member] | TRAYPORT [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life										20 years
Finite-lived Intangible Assets Acquired										$ 242
Customer Relationships [Member] | Minimum [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life					20 years
Trademarks and Trade Names [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Remaining collective finite lived intangible assets, useful life					3 years
Finite-lived Intangible Assets Acquired										33
Revolving Credit Facility [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Proceeds from Lines of Credit										$ 1,600
Revolving Credit Facility [Member] | NYSE Euronext [Member]
Business Acquisition [Line Items]
Proceeds from Lines of Credit						$ 400
Senior Notes [Member] | Interactive Data [Member]
Business Acquisition [Line Items]
Proceeds from Issuance of Debt			$ 2,500
Senior Notes [Member] | NYSE Euronext [Member]
Business Acquisition [Line Items]
Proceeds from Issuance of Debt							$ 1,400